Financial Risk Management - Managing interest rate benchmark reform and associated risks (Details) - Financial Instruments that Expire Before June Thirty Two Thousand and Twenty Three [Member]
₩ in Millions
Dec. 31, 2021 KRW (₩)
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Non-derivative financial liabilities
Borrowings (Not transitioned contracts)	₩ 2,562,656
Borrowings (Appropriate fallback clause)	1,635,990
Currency Interest Rate Swap Contract [Member]
Derivative assets
Cross currency interest rate swap contracts (Not transitioned contracts)	43,406
Cross currency interest rate swap contracts (Appropriate fallback clause)	43,406
Derivative liabilities
Cross currency interest rate swap contracts (Not transitioned contracts)	7,820
Cross currency interest rate swap contracts (Appropriate fallback clause)	₩ 7,820